Restatement of Previously Issued Financial Statements (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Revision Of Previously Issued Financial Statements [Abstract]
Schedule of impact on balance sheet and income statement
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021
Class A ordinary shares subject to possible redemption	$298,434,690	$46,565,310	$345,000,000
Class A ordinary shares, $0.0001 par value	466	(466)
Class B ordinary shares, $0.0001 par value	863		863
Additional Paid-in Capital	6,193,583	(6,193,583)
Accumulated Deficit	(1,194,908)	(40,371,261)	(41,566,169)
Total Shareholder’s Equity (Deficit)	$ 5,000,004	$(46,565,310)	$ (41,565,306)
Number of shares subject to redemption	29,843,469	4,656,531	34,500,000
Income Statement as of March 31, 2021
Net loss	$ (1,183,957)	$	$ (1,183,957)
Weighted average Redeemable Class A ordinary shares	29,885,095	(24,845,769)	5,039,326
Basic and diluted net loss per share, redeemable Class A ordinary shares	0.00	$ (0.10)	$ (0.10)
Weighted average non-redeemable Class B ordinary shares	9,342,874	(2,703,829)	6,639,045
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	(0.13)	$ 0.03	$ (0.10)
Balance Sheet as of June 30, 2021
Class A ordinary shares subject to possible redemption	$296,883,180	$48,116,820	$345,000,000
Class A ordinary shares, $0.0001 par value	482	(482)
Class B ordinary shares, $0.0001 par value	863		863
Additional Paid-in Capital	7,745,077	(7,745,077)
Accumulated Deficit	(2,746,416)	(40,371,262)	(43,117,678)
Total Shareholder’s Equity (Deficit)	$ 5,000,006	$(48,116,821)	$ (43,116,815)
Number of shares subject to redemption	29,688,318	4,811,682	34,500,000
Income Statement as of June 30, 2021
Three Months
Net loss	$ (1,551,508)	$	$ (1,551,508)
Weighted average Redeemable Class A ordinary shares	29,483,469	4,656,531	34,500,000
Basic and diluted net loss per share, redeemable Class A ordinary shares	$ 0.00	(0.04)	(0.04)
Weighted average non-redeemable Class B ordinary shares	13,281,531	(4,656,531)	8,625,000
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	(0.12)	0.08	(0.04)
Six Months
Net loss	$ (2,735,465)	$	$ (2,735,465)
Weighted average Redeemable Class A ordinary shares	29,849,073	(9,915,740)	19,933,333
Basic and diluted net loss per share, redeemable Class A ordinary shares	0.00	(0.10)	(0.10)
Weighted average non-redeemable Class B ordinary shares	11,322,835	(3,679,779)	7,643,056
Basic and diluted net loss per share, non-redeemable Class B ordinary shares	(0.24)	0.14	(0.10)